DRYDEN INDEX SERIES FUND
Gateway Center Three, 4th floor
100 Mulberry Street
Newark, New Jersey 07102-4077

December 1, 2009
VIA EDGAR

U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:           485(b) Filing for Dryden Index Series Fund
Registration Nos. 33-48066, 811-06677

Dear Sir or Madam:

We are filing today via EDGAR a Post-Effective Amendment under Rule 485(b) to the Registration Statement of the above-referenced Registrant.  This Post-Effective Amendment designates December 1, 2009 as its effective date.

As counsel to the Registrant, I represent that the instant Rule 485(b) filing does not contain disclosures that render the filing ineligible to become effective under Rule 485(b).

Thank you for your attention to this filing. Please direct any questions regarding this filing to the undersigned at (973) 802-6469.

Sincerely,

/s/ Jonathan D. Shain
Jonathan D. Shain
Assistant Secretary